MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0%
	AEROSPACE & DEFENSE — 4.5%
8,000,000	Boeing Company - Bank of America Finance, LLC Synthetic(e)	5.0000	05/27/27	$ 8,811,200
13,000,000	General Dynamics Corporation – Bank of Montreal Synthetic(e)	4.2740	01/26/29	12,775,100
				21,586,300
	ASSET MANAGEMENT — 1.6%
8,000,000	Gladstone Capital Corporation	5.8750	10/01/30	7,792,240

	AUTOMOTIVE — 2.6%
12,000,000	Ford Motor Company(a)	(48.330)	03/15/26	12,724,448

	BIOTECH & PHARMA — 11.8%
11,000,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(e)	5.2200	04/26/28	12,485,000
10,000,000	Alnylam Pharmaceuticals, Inc.(a),(c)	2.5800	09/15/28	9,353,643
8,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	7,482,072
1,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	970,484
3,000,000	Johnson & Johnson - Citigroup Global Markets Holdings, Inc. Synthetic(e)	1.5470	10/25/27	3,574,800
10,000,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	11,408,000
1,000,000	Pacira BioSciences, Inc.	2.1250	05/15/29	950,059
10,000,000	Zoetis, Inc.(c)	0.2500	06/15/29	10,232,183
				56,456,241
	COMMERCIAL SUPPORT SERVICES — 1.0%
5,000,000	Alarm.com Holdings, Inc.	2.2500	06/01/29	4,742,816

	ELECTRIC UTILITIES — 6.4%
10,000,000	Alliant Energy Corporation(c)	3.2500	05/30/28	10,289,591
5,000,000	CMS Energy Corporation(c)	3.1250	05/01/31	4,969,926
1,000,000	Exelon Corporation(c)	3.2500	03/15/29	1,004,015
1,000,000	FirstEnergy Corporation(c)	3.6250	01/15/29	1,092,609
13,000,000	PG&E Corporation	4.2500	12/01/27	13,252,553
				30,608,694

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0% (Continued)
	ELECTRICAL EQUIPMENT — 3.5%
10,000,000	Bloom Energy Corporation(a),(c)	(2.5000)	11/15/30	$ 11,289,726
5,000,000	Itron, Inc.	1.3750	07/15/30	5,330,617
				16,620,343
	HOME CONSTRUCTION — 2.5%
12,000,000	Meritage Homes Corporation	1.7500	05/15/28	12,220,439

	HOUSEHOLD PRODUCTS — 2.7%
10,000,000	Oddity Finance, LLC(a),(c)	4.2900	06/15/30	8,320,491
5,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	4,841,099
				13,161,590

	INSURANCE — 3.0%
10,000,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(e)	4.3804	01/07/28	9,704,000
5,000,000	Fairfax Financial Holdings Limited - Bank of Montreal Synthetic(e)	4.4950	07/08/27	4,820,500
				14,524,500
	INTERNET MEDIA & SERVICES — 8.4%
12,000,000	Alphabet, Inc. – Morgan Stanley Finance, LLC Synthetic(e)	4.3610	12/14/28	12,129,600
18,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(e)	4.8600	02/24/27	18,275,400
9,000,000	Lyft, Inc.	0.6250	03/01/29	10,182,161
				40,587,161
	LEISURE PRODUCTS — 5.1%
7,000,000	LCI Industries(c)	3.0000	03/01/30	9,520,533
15,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	14,644,191
				24,164,724
	MACHINERY — 4.6%
8,000,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(e)	4.5700	05/19/27	12,016,000
10,000,000	Deere & Company - Bank of America Finance LLC Synthetic(e)	4.2900	05/18/28	10,150,000
				22,166,000
	MEDICAL EQUIPMENT & DEVICES — 5.7%
5,000,000	Enovis Corporation	3.8750	10/15/28	4,870,339
10,000,000	Haemonetics Corporation	2.5000	06/01/29	9,861,459
7,000,000	LivaNova plc	2.5000	03/15/29	8,415,017
4,000,000	Omnicell, Inc.	1.0000	12/01/29	4,508,850

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 5.7% (Continued)
				$ 27,655,665
	OIL & GAS — 2.2%
10,000,000	Schlumberger Limited - Royal Bank of Canada Synthetic(e)	4.6400	09/25/27	10,580,000

	REAL ESTATE SERVICES — 0.4%
1,714,000	Compass, Inc.(c)	0.2500	04/15/31	1,848,077

	RETAIL - DISCRETIONARY — 2.2%
10,000,000	GameStop Corporation(a),(c)	(1.8400)	04/01/30	10,804,440

	SEMICONDUCTORS — 9.5%
1,000,000	Microchip Technology, Inc.	0.7500	06/01/30	1,029,155
5,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(e)	4.9100	11/29/27	5,404,000
8,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic(e)	4.6727	11/24/27	8,710,400
10,000,000	ON Semiconductor Corporation	0.5000	03/01/29	9,789,631
7,000,000	Synaptics, Inc.	0.7500	12/01/31	7,918,242
13,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	13,138,306
				45,989,734
	SOFTWARE — 9.0%
12,000,000	Akamai Technologies, Inc.	1.1250	02/15/29	12,587,596
8,000,000	Box, Inc.	1.5000	09/15/29	7,559,626
11,000,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	11,140,800
1,000,000	Progress Software Corporation	3.5000	03/01/30	1,011,196
11,500,000	Uber Technologies, Inc. - Royal Bank of Canada Synthetic(e)	4.1488	12/14/28	11,104,400
				43,403,618
	TECHNOLOGY HARDWARE — 4.3%
14,000,000	Avnet, Inc.(c)	1.7500	09/01/30	15,190,885
5,000,000	IMAX Corporation(c)	0.7500	11/15/30	5,348,926
				20,539,811
	TECHNOLOGY SERVICES — 6.8%
15,000,000	Euronet Worldwide, Inc.(c)	0.6250	10/01/30	13,500,335
10,000,000	Global Payments, Inc.	1.5000	03/01/31	8,862,679
11,000,000	Shift4 Payments, Inc.	0.5000	08/01/27	10,588,290
				32,951,304

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.0% (Continued)
	TRANSPORTATION EQUIPMENT — 1.2%
5,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	$ 5,668,779

	TOTAL CONVERTIBLE BONDS (Cost $453,377,454)			476,796,924
Shares
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
3,846,755	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.59% (Cost $3,846,755)(d)			3,846,755

	TOTAL INVESTMENTS - 99.8% (Cost $457,224,209)			$ 480,643,679
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			1,085,257
	NET ASSETS - 100.0%			$ 481,728,936

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2026.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $117,585,882 or 24.4% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2026.
(e)	Interest rate represents the comparable yield on the contingent payment debt instrument.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 66.4%
	AEROSPACE & DEFENSE — 2.5%
4,500,000	General Dynamics Corporation – Bank of Montreal Synthetic(e)	4.2740	01/26/29	$4,422,150

	ASSET MANAGEMENT — 1.7%
3,000,000	Gladstone Capital Corporation	5.8750	10/01/30	2,922,090

	AUTOMOTIVE — 1.6%
2,700,000	Ford Motor Company(a)	(48.330)	03/15/26	2,863,001

	BIOTECH & PHARMA — 6.6%
4,000,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	3,741,036
3,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	2,911,451
1,800,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(e)	1.5700	02/24/28	2,053,440
2,000,000	Pacira BioSciences, Inc.	2.1250	05/15/29	1,900,118
1,000,000	Zoetis, Inc.(c)	0.2500	06/15/29	1,023,218
				11,629,263
	COMMERCIAL SUPPORT SERVICES — 2.4%
4,500,000	Alarm.com Holdings, Inc.	2.2500	06/01/29	4,268,535

	ELECTRIC UTILITIES — 9.0%
2,000,000	Alliant Energy Corporation(c)	3.2500	05/30/28	2,057,918
2,900,000	CMS Energy Corporation(c)	3.1250	05/01/31	2,882,557
4,000,000	Exelon Corporation(c)	3.2500	03/15/29	4,016,062
2,500,000	FirstEnergy Corporation(c)	3.6250	01/15/29	2,731,522
4,000,000	PG&E Corporation	4.2500	12/01/27	4,077,709
				15,765,768
	HOME CONSTRUCTION — 2.5%
4,200,000	Meritage Homes Corporation	1.7500	05/15/28	4,277,154

	HOUSEHOLD PRODUCTS — 4.6%
5,000,000	Oddity Finance, LLC(a),(c)	4.2900	06/15/30	4,160,245
4,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	3,872,879
				8,033,124

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 66.4% (Continued)
	INTERNET MEDIA & SERVICES — 3.3%
1,000,000	Alphabet, Inc. – Morgan Stanley Finance, LLC Synthetic(e)	4.3610	12/14/28	$ 1,010,800
3,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(e)	4.8600	02/24/27	3,045,900
1,500,000	Lyft, Inc.	0.6250	03/01/29	1,697,027
				5,753,727
	LEISURE PRODUCTS — 4.2%
1,800,000	LCI Industries(c)	3.0000	03/01/30	2,448,137
5,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	4,881,396
				7,329,533
	MACHINERY — 1.1%
1,300,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(e)	4.5700	05/19/27	1,952,600

	MEDICAL EQUIPMENT & DEVICES — 4.8%
3,000,000	Enovis Corporation	3.8750	10/15/28	2,922,203
3,500,000	Haemonetics Corporation	2.5000	06/01/29	3,451,511
1,800,000	Omnicell, Inc.	1.0000	12/01/29	2,028,983
				8,402,697
	SEMICONDUCTORS — 6.6%
1,800,000	NVIDIA Corporation - Bank of Montreal Synthetic(e)	4.9000	11/22/27	2,044,800
4,800,000	ON Semiconductor Corporation	0.5000	03/01/29	4,699,023
4,800,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	4,851,067
				11,594,890
	SOFTWARE — 5.8%
4,300,000	Akamai Technologies, Inc.	1.1250	02/15/29	4,510,555
2,600,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(e)	4.8900	02/03/27	2,633,280
2,000,000	Progress Software Corporation	3.5000	03/01/30	2,022,392
1,000,000	Uber Technologies, Inc. - Royal Bank of Canada Synthetic(e)	4.1488	12/14/28	965,600
				10,131,827
	TECHNOLOGY HARDWARE — 2.9%
4,700,000	Avnet, Inc.(c)	1.7500	09/01/30	5,099,797

	TECHNOLOGY SERVICES — 6.8%
5,000,000	Euronet Worldwide, Inc.(c)	0.6250	10/01/30	4,500,112

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 66.4% (Continued)
	TECHNOLOGY SERVICES — 6.8% (Continued)
5,000,000	Global Payments, Inc.	1.5000	03/01/31	$ 4,431,339
3,000,000	Shift4 Payments, Inc.	0.5000	08/01/27	2,887,715
				11,819,166
	TOTAL CONVERTIBLE BONDS (Cost $112,207,368)			116,265,322

	CORPORATE BONDS — 32.3%
	BIOTECH & PHARMA — 2.8%
5,000,000	Amgen, Inc.	2.6000	08/19/26	4,966,224

	DIVERSIFIED INDUSTRIALS — 2.8%
5,000,000	3M Company	2.2500	09/19/26	4,949,275

	FOOD — 0.6%
1,000,000	General Mills, Inc.	3.2000	02/10/27	993,543

	HOUSEHOLD PRODUCTS — 6.3%
5,000,000	Colgate-Palmolive Company	4.8000	03/02/26	5,005,828
5,000,000	Estee Lauder Companies, Inc.	3.1500	03/15/27	4,964,146
1,000,000	Procter & Gamble Company	2.4500	11/03/26	991,297
				10,961,271
	INSURANCE — 2.9%
5,000,000	Berkshire Hathaway, Inc.	3.1250	03/15/26	4,996,780

	LEISURE FACILITIES & SERVICES — 2.8%
5,000,000	McDonald's Corporation	3.5000	03/01/27	4,983,000

	RETAIL - CONSUMER STAPLES — 1.1%
1,000,000	Costco Wholesale Corporation	1.3750	06/20/27	970,857
1,000,000	Walmart, Inc.	1.5000	09/22/28	947,822
				1,918,679
	RETAIL - DISCRETIONARY — 2.9%
5,000,000	Home Depot, Inc.	3.0000	04/01/26	4,994,840

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 32.3% (Continued)
	SEMICONDUCTORS — 2.8%
5,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.5000	01/15/28	$ 4,970,778

	SOFTWARE — 0.6%
1,000,000	Oracle Corporation	3.2500	11/15/27	980,712

	TECHNOLOGY HARDWARE — 5.6%
5,000,000	Apple, Inc.	2.9000	09/12/27	4,946,525
5,000,000	Cisco Systems, Inc.	2.5000	09/20/26	4,965,217
				9,911,742
	TECHNOLOGY SERVICES — 1.1%
1,000,000	International Business Machines Corporation	1.7000	05/15/27	973,799
1,000,000	Visa, Inc.	1.9000	04/15/27	980,735
				1,954,534
	TOTAL CORPORATE BONDS (Cost $56,551,551)			56,581,378

Shares
	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
1,253,207	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.59% (Cost $1,253,207)(d)			1,253,207

	TOTAL INVESTMENTS - 99.4% (Cost $170,012,126)			$ 174,099,907
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			1,044,070
	NET ASSETS - 100.0%			$ 175,143,977

LLC	- Limited Liability Company
LTD	- Limited Company

(a)	Zero coupon bond; Rate disclosed is the effective yield as of January 31, 2026.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2026.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $28,919,569 or 16.5% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2026.
(e)	Interest rate represents the comparable yield on the continent payment debt instrument.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares				Fair Value
	COMMON STOCKS — 1.1%
	MEDICAL EQUIPMENT & DEVICES - 1.1%
24,100	Lantheus Holdings, Inc.(a),(f)			$ 1,612,772

	TOTAL COMMON STOCKS (Cost $1,607,831)			1,612,772

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 97.3%
	BIOTECH & PHARMA — 12.2%
2,500,000	Alnylam Pharmaceuticals, Inc.(b),(c)	2.5800	09/15/28	2,338,411
2,660,000	Cogent Biosciences, Inc. (f)	1.6250	11/15/31	3,183,962
2,000,000	Collegium Pharmaceutical, Inc.	2.8750	02/15/29	2,838,723
2,250,000	Immunocore Holdings plc(f)	2.5000	02/01/30	2,031,220
3,000,000	Jazz Investments I Ltd.(f)	3.1250	09/15/30	3,924,567
2,800,000	Zoetis, Inc.(b),(f)	0.2500	06/15/29	2,865,011
				17,181,894
	COMMERCIAL SUPPORT SERVICES — 1.2%
1,750,000	Alarm.com Holdings, Inc.	2.2500	06/01/29	1,659,986

	ELECTRIC UTILITIES — 9.1%
2,500,000	Alliant Energy Corporation(b)	3.2500	05/30/28	2,572,398
2,000,000	CenterPoint Energy, Inc.(b)	3.0000	08/01/28	2,050,107
1,500,000	Duke Energy Corporation	4.1250	04/15/26	1,558,879
2,500,000	FirstEnergy Corporation(f)	4.0000	05/01/26	2,596,505
2,000,000	PPL Capital Funding, Inc.(f)	2.8750	03/15/28	2,256,087
1,500,000	WEC Energy Group, Inc. (f)	4.3750	06/01/27	1,745,612
				12,779,588
	ELECTRICAL EQUIPMENT — 6.9%
3,000,000	BWX Technologies, Inc.(b),(c)	(0.7600)	11/01/30	3,110,594
2,250,000	Itron, Inc.(f)	1.3750	07/15/30	2,398,778
1,200,000	Mirion Technologies, Inc.(b),(f)	0.2500	06/01/30	1,555,896
2,750,000	OSI Systems, Inc.(b),(f)	0.5000	02/01/31	2,731,195
				9,796,463
	ENGINEERING & CONSTRUCTION — 3.2%
1,250,000	Fluor Corporation	1.1250	08/15/29	1,547,418
2,500,000	Tetra Tech, Inc. (f)	2.2500	08/15/28	2,909,827

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.3% (Continued)
	ENGINEERING & CONSTRUCTION — 3.2% (Continued)
				$ 4,457,245
	FOOD — 1.9%
2,500,000	Post Holdings, Inc.(f)	2.5000	08/15/27	2,751,481

	HOUSEHOLD PRODUCTS — 1.2%
2,000,000	Oddity Finance, LLC(b),(c),(f)	4.2900	06/15/30	1,664,098

	INTERNET MEDIA & SERVICES — 1.4%
2,000,000	DoorDash, Inc.(b),(c)	(0.0500)	05/15/30	2,004,548

	LEISURE FACILITIES & SERVICES — 2.1%
3,000,000	NCL Corporation Ltd.(b),(f)	0.7500	09/15/30	2,927,454

	MACHINERY — 1.5%
2,000,000	JBT Marel Corporation(b),(f)	0.3750	09/15/30	2,150,384

	MEDICAL EQUIPMENT & DEVICES — 13.3%
2,000,000	Enovis Corporation	3.8750	10/15/28	1,948,135
2,500,000	Haemonetics Corporation(f)	2.5000	06/01/29	2,465,365
2,500,000	Integer Holdings Corporation(b),(f)	1.8750	03/15/30	2,391,165
2,250,000	LeMaitre Vascular, Inc. (f)	2.5000	02/01/30	2,284,271
2,500,000	LivaNova plc(f)	2.5000	03/15/29	3,005,363
2,000,000	Merit Medical Systems, Inc.(b),(f)	3.0000	02/01/29	2,318,177
2,000,000	Omnicell, Inc.(f)	1.0000	12/01/29	2,254,425
2,000,000	Repligen Corporation(f)	1.0000	12/15/28	2,132,012
				18,798,913
	SEMICONDUCTORS — 8.7%
2,000,000	Camtek Ltd./Israel(b),(c)	(8.2200)	09/15/30	2,974,213
2,170,000	Cohu, Inc.(b)	1.5000	01/15/31	2,800,223
1,500,000	MACOM Technology Solutions Holdings, Inc.(c),(f)	(9.0500)	12/15/29	2,165,480
1,500,000	MKS, Inc.(f)	1.2500	06/01/30	2,530,624
1,125,000	Nova Ltd.(b),(c),(f)	(9.8300)	09/15/30	1,815,220
				12,285,760

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.3% (Continued)
	SOFTWARE — 24.9%
3,000,000	Akamai Technologies, Inc.(b)	0.2500	05/15/33	$ 3,642,281
1,750,000	BlackLine, Inc.	1.0000	06/01/29	1,751,020
3,250,000	Box, Inc. (f)	1.5000	09/15/29	3,071,098
3,250,000	Check Point Software Technologies Ltd.(b),(c)	0.2600	12/15/30	3,208,631
2,600,000	Cloudflare, Inc.(b),(c),(f)	(1.1300)	06/15/30	2,731,869
2,000,000	Commvault Systems, Inc.(b),(c)	3.7200	09/15/30	1,689,021
1,600,000	CyberArk Software Ltd.(b),(c)	(2.1200)	06/15/30	1,684,227
2,040,000	DigitalOcean Holdings, Inc.(b),(c)	(9.9100)	08/15/30	3,276,563
2,500,000	Dropbox, Inc.(c),(f)	0.2600	03/01/28	2,486,426
3,000,000	Guidewire Software, Inc.(f)	1.2500	11/01/29	2,915,043
2,500,000	Progress Software Corporation(f)	3.5000	03/01/30	2,527,990
2,000,000	Tyler Technologies, Inc.(f)	0.2500	03/15/26	1,990,596
3,000,000	Wix.com Ltd.(b),(c),(f)	3.2400	09/15/30	2,588,764
1,760,000	Zscaler, Inc.(b),(c),(f)	2.9800	07/15/28	1,637,560
				35,201,089
	TECHNOLOGY HARDWARE — 2.3%
3,000,000	Avnet, Inc.(b)	1.7500	09/01/30	3,255,190

	TECHNOLOGY SERVICES — 4.8%
3,000,000	Euronet Worldwide, Inc.(b),(f)	0.6250	10/01/30	2,700,067
1,500,000	Global Payments, Inc. (f)	1.5000	03/01/31	1,329,402
2,500,000	Parsons Corporation(f)	2.6250	03/01/29	2,681,292
				6,710,761
	TRANSPORTATION & LOGISTICS — 1.8%
2,250,000	World Kinect Corporation(f)	3.2500	07/01/28	2,554,969

	TRANSPORTATION EQUIPMENT — 0.8%
1,000,000	Greenbrier Companies, Inc.	2.8750	04/15/28	1,133,756

	TOTAL CONVERTIBLE BONDS (Cost $130,386,815)			137,313,579

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares					Fair Value
	SHORT-TERM INVESTMENTS — 3.5%
	MONEY MARKET FUNDS - 3.5%
4,933,976	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.59%(d),(f)				$ 4,933,976
	TOTAL MONEY MARKET FUNDS (Cost $4,933,976)				4,933,976

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,933,976)				4,933,976

Contracts(e)
	EQUITY OPTIONS PURCHASED(a) - 0.1%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.1%
1,600	iShares 20+ Year Treasury Bond ETF(f)	02/20/2026	$ 87	$ 13,940,800	$ 139,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $153,623)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $153,623)				139,200

	TOTAL INVESTMENTS - 102.0% (Cost $137,082,245)				$ 143,999,527
	SECURITIES SOLD SHORT – (45.8)% (Proceeds - $61,208,468)				(64,707,701)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 43.8%				61,863,347
	NET ASSETS - 100.0%				$ 141,155,173

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (41.2)%
	BIOTECH & PHARMA - (5.5)%
(1,350)	Alnylam Pharmaceuticals, Inc.	$ (456,381)
(46,400)	Cogent Biosciences, Inc.	(1,666,224)
(40,700)	Collegium Pharmaceutical, Inc.	(1,868,944)
(8,400)	Immunocore Holdings plc - ADR	(273,420)
(14,100)	Jazz Pharmaceuticals PLC	(2,319,309)
(9,791)	Zoetis, Inc.	(1,222,113)
		(7,806,391)
	COMMERCIAL SUPPORT SERVICES - (0.2)%
(6,700)	Alarm.com Holdings, Inc.	(326,826)

	ELECTRIC UTILITIES - (4.3)%
(12,700)	Alliant Energy Corporation	(837,057)
(14,500)	CenterPoint Energy, Inc.	(575,505)
(6,300)	Duke Energy Corporation	(764,505)
(28,600)	FirstEnergy Corporation	(1,353,924)
(38,800)	PPL Corporation	(1,406,500)
(10,600)	WEC Energy Group, Inc.	(1,173,102)
		(6,110,593)
	ELECTRICAL EQUIPMENT - (5.1)%
(7,750)	BWX Technologies, Inc.	(1,592,083)
(15,500)	Camtek Ltd.	(2,271,215)
(9,900)	Itron, Inc.	(980,892)
(40,600)	Mirion Technologies, Inc.	(1,008,504)
(5,280)	OSI Systems, Inc.	(1,320,739)
		(7,173,433)
	ENGINEERING & CONSTRUCTION - (1.7)%
(18,800)	Fluor Corporation	(868,372)
(38,800)	Tetra Tech, Inc.	(1,461,208)
		(2,329,580)
	FOOD - (0.9)%
(12,000)	Post Holdings, Inc.	(1,227,720)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (41.2)% (Continued)
	INTERNET MEDIA & SERVICES - (0.6)%
(4,100)	DoorDash, Inc., Class A	$ (838,942)

	LEISURE FACILITIES & SERVICES - (0.8)%
(52,400)	Norwegian Cruise Line Holdings Ltd.	(1,150,704)

	MACHINERY - (0.9)%
(9,200)	Enovis Corporation	(202,768)
(6,900)	John Bean Technologies Corporation	(1,085,439)
		(1,288,207)

	MEDICAL EQUIPMENT & DEVICES - (4.8)%
(8,800)	Haemonetics Corporation	(586,608)
(6,400)	Integer Holdings Corporation	(555,904)
(10,000)	LeMaitre Vascular, Inc.	(849,700)
(23,400)	LivaNova plc	(1,537,614)
(14,800)	Merit Medical Systems, Inc.	(1,200,132)
(23,100)	Omnicell, Inc.	(1,120,350)
(5,500)	Repligen Corporation	(821,535)
		(6,671,843)
	SEMICONDUCTORS - (4.8)%
(64,200)	Cohu, Inc.	(1,832,268)
(6,900)	MACOM Technology Solutions Holdings, Inc.	(1,511,514)
(8,300)	MKS, Inc.	(1,953,903)
(3,000)	Nova Ltd.	(1,373,520)
		(6,671,205)
	SOFTWARE - (8.1)%
(25,200)	Akamai Technologies, Inc.	(2,448,180)
(12,800)	BlackLine, Inc.	(594,816)
(29,700)	Box, Inc., Class A	(752,895)
(6,400)	Check Point Software Technologies Ltd.	(1,148,864)
(3,350)	CommVault Systems, Inc.	(287,095)
(45,300)	DigitalOcean Holdings, Inc.	(2,502,824)
(25,500)	Dropbox, Inc., Class A	(649,740)
(5,400)	Guidewire Software, Inc.	(760,104)
(8,100)	Oddity Tech Ltd., Class A	(266,004)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2026

Shares				Fair Value
	COMMON STOCKS(a) — (41.2)% (Continued)
	SOFTWARE - (8.1)% (Continued)
(4,500)	Palo Alto Networks, Inc.			$ (796,365)
(14,200)	Progress Software Corporation			(581,064)
(6,150)	Wix.com Ltd.			(534,066)
(900)	Zscaler, Inc.			(180,009)
				(11,502,026)
	TECHNOLOGY HARDWARE - (1.0)%
(23,400)	Avnet, Inc.			(1,459,926)

	TECHNOLOGY SERVICES - (1.3)%
(10,700)	Euronet Worldwide, Inc.			(775,322)
(3,300)	Global Payments, Inc.			(236,742)
(12,200)	Parsons Corporation			(854,732)
				(1,866,796)
	TRANSPORTATION & LOGISTICS - (0.9)%
(48,100)	World Kinect Corporation			(1,294,371)

	TRANSPORTATION EQUIPMENT - (0.3)%
(9,600)	Greenbrier Companies, Inc.			(484,032)
	TOTAL COMMON STOCKS (Proceeds $54,599,111)			$584,202,595)

Principal Amount ($)		Coupon Rate %	Maturity
	CONVERTIBLE BONDS(a) — (4.6)%
	MEDICAL EQUIPMENT & DEVICES — (2.8)%
(3,500,000)	Lantheus Holdings, Inc.	2.6250	12/15/27	(4,005,045)

	SOFTWARE — (1.8)%
(2,275,000)	Cloudflare, Inc.(a)	(16.620)	08/15/26	(2,500,061)

	TOTAL CONVERTIBLE BONDS (Proceeds $6,609,357)			(6,505,106)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $61,208,468)			$ (64,707,701)

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
January 31, 2026

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is $64,683,267 or 45.8% of net assets.
(c)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2026.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2026.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	All or a portion of this security is segregated as collateral for the line of credit as of January 31, 2026; total fair value amount of collateral was $70,443,138.